Note 9 - Property and Equipment, Net (Details Textual)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Aug. 31, 2009 USD ($)
Depreciation		$ 1,016,000	$ 1,103,000	$ 1,730,000
Real Estate Investment Property, at Cost						$ 8,918,000
Gain (Loss) on Disposition of Property Plant Equipment		$ 137,000	1,726,000	738,000
Building [Member]
Number of Property, Plant and Equipment Units Sold to Others	5
Gain (Loss) on Disposition of Property Plant Equipment				$ 767,000	$ 458,000
Building [Member] | One Office Building Unit in China [Member]
Gain (Loss) on Disposition of Assets			$ 1,725,000